Income Taxes - Schedule of Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Uncertain Tax Positions [Abstract]
Balance at beginning of the year	$ 5,408,325	$ 3,629,882	$ 1,925,841
Increase related to current year tax positions	1,354,568	1,403,368	1,665,675
Late fee accrual	781,973	483,757	231,101
Exchange rate conversion difference	(178,067)	(108,682)	(192,735)
Settlement
Balance at end of the year	$ 7,366,799	$ 5,408,325	$ 3,629,882